7. OPERATING EXPENSES (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Expenses
Compensation and employee benefits	[1]	$ 98,350	$ 85,135	$ 71,841
Other operating expenses	[2]	45,596	42,895	39,359
Cost of sales	[3]	41,881	59,657	63,723
Operating expenses		$ 185,827	$ 187,687	$ 174,923

[1]	Compensation and employee benefits included salaries, bonuses, commissions, post-employment benefits and charges arising from share-based compensation. The balance for the year ended December 31, 2018 included $1.3 million of expenses associated with a special payment to stock option holders, including associated benefit expenses (December 31, 2017 - $14.2 million, December 31, 2016 - $nil).
[2]	Other operating expenses included general and administrative expenses, marketing expenses, in-orbit insurance expenses, professional fees and facility costs.
[3]	Cost of sales included the cost of third-party satellite capacity, the cost of equipment sales and other costs directly attributable to fulfilling the Company's obligations under customer contracts.